UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2008"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  February 12, 2009. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			8

"Form13F Information Table Value Total:     $170,632 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
NUVEEN MUN VALUED FD INC	670928100 688        79,900SH	SOLE	    79,900
ISHARES TR RUSSELL 2000 INDEX	464287655 5,677     115,296SH	SOLE	   115,296
ISHARES TR S&P 500 INDEX FD	464287200 8,703      96,373SH	SOLE	    96,373
ISHARES TR MSCI EMERGING MKTS	464287234 10,511    420,955SH	SOLE	   420,955
TR MSCI EAFE INDEX FD 		464287465 142,897 3,185,398SH	SOLE     3,185,398
NATIONAL OILWELL VARCO INC      637071101 1,967      80,334SH   SOLE        80,334
NETWORK EQUIP TECHNOLOGIES      641208103 34         11,700SH   SOLE        11,700
OMNITURE INC COM                68212S109 155        14,600SH   SOLE        14,600